Small-MidCap Dividend Income Fund (First Prospectus Summary) | Small-MidCap Dividend Income Fund
SMALL-MIDCAP DIVIDEND INCOME FUND
Objective:
The Fund primarily seeks to provide a relatively high level of current income and long-term growth of income, and secondarily long-term growth of capital, while investing primarily in small- to mid-capitalization companies.

and secondarily long-term growth of capital, while investing primarily in small- to mid-capitalization companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 26 and 30, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 43 of the Fund's Statement of
Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Small-MidCap Dividend Income Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small-MidCap Dividend Income Fund Class A
Management Fees		0.80%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.60%
Total Annual Fund Operating Expenses		1.65%
Expense Reimbursement		0.25%
Total Annual Fund Operating Expenses after Expense Reimbursement		1.40%
[1]	Other Expenses estimated for the year ending August 31, 2011.

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending
February 28, 2013. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.40% for Class A. This agreement can be terminated by mutual agreement of the parties (Principal Funds,
Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Small-MidCap Dividend Income Fund Class A	685	1,015

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
This is a new Fund and does not have portfolio a turnover rate to disclose.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small to medium market capitalizations (those with market capitalizations ranging from between $200 million and $7 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will invest in the securities of foreign issuers, real estate investment trusts, preferred securities, convertible securities, fixed-income securities, master limited partnerships, and royalty trusts.

Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Convertible Securities Risk. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry
(e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Royalty Trust Risk. A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely affect the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund's performance will be benchmarked against the
Russell 2500 Value Index.